Consolidated Statements Of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUES:
Natural gas sales	$ 3,842	$ 2,705	$ 2,982
NGL sales	3,618	2,253	1,716
Crude sales	15,477	2,872	0
Gathering, transportation and other fees	3,097	2,386	1,819
Refined product sales	18,479	5,299	0
Other	3,822	1,449	1,673
Total revenues	48,335	16,964	8,190
COSTS AND EXPENSES:
Cost of products sold	42,554	13,088	5,169
Operating expenses	1,642	1,116	945
Depreciation and amortization	1,313	871	586
Selling, general and administrative	586	529	253
Goodwill impairment	(689)	0	0
Total costs and expenses	46,784	15,604	6,953
OPERATING INCOME	1,551	1,360	1,237
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	(1,221)	(1,018)	(740)
Bridge loan related fees	0	(62)	0
Equity in earnings of unconsolidated affiliates	236	212	117
Gain on deconsolidation of Propane Business	0	1,057	0
Gain on sale of AmeriGas common units	87	0	0
Losses on extinguishments of debt	(162)	(123)	0
Gains (losses) on interest rate derivatives	53	(19)	(78)
Impairments of investments in affiliates	0	0	(5)
Non-operating environmental remediation	(168)	0	0
Other, net	(1)	30	17
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAX EXPENSE	375	1,437	548
Income tax expense from continuing operations	93	54	17
INCOME FROM CONTINUING OPERATIONS	282	1,383	531
Income (loss) from discontinued operations	33	(109)	(3)
NET INCOME	315	1,274	528
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	119	970	218
NET INCOME ATTRIBUTABLE TO PARTNERS	196	304	310
GENERAL PARTNER’S INTEREST IN NET INCOME	0	2	1
LIMITED PARTNERS’ INTEREST IN NET INCOME	$ 196	$ 302	$ 309
INCOME FROM CONTINUING OPERATIONS PER LIMITED PARTNER UNIT (USD $ per unit):
Basic	$ 0.33	$ 0.59	$ 0.69
Diluted	$ 0.33	$ 0.59	$ 0.69
NET INCOME PER LIMITED PARTNER UNIT (USD $ per Unit):
Basic	$ 0.35	$ 0.57	$ 0.69
Diluted	$ 0.35	$ 0.57	$ 0.69